Wilmington Large Cap Value Fund
WILMINGTON LARGE-CAP VALUE FUND SUMMARY
Investment Goal
The Fund seeks to provide long-term capital appreciation and secondarily, current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Large Cap Value Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Large Cap Value Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses		1.42%	1.17%
Fee Waivers and/or Expense Reimbursements	[1]	(0.10%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.32%	1.04%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.32% and 1.04%, respectively, not including the effects of taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	965	1,275	2,150
Class I	106	359	631	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. and foreign companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index or the Russell 1000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2012, the market capitalization of companies in the S&P 500 Index ranged from $1.31 billion to $547.4 billion, and the market capitalization of companies in the Russell 1000 Index ranged from $671 million to $547.4 billion. The capital-ization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2012.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore, may lag behind growth stocks in an up market.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 19.35% 6/30/2003 Worst Quarter (21.47)% 9/30/2002
The Fund’s Class A Shares total return for the six-month period from January 1, 2012 to June 30, 2012 was 2.54%. The maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares, is not reflected in the best quarter/worst quarter returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Wilmington Large Cap Value Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A Shares	(13.07%)	(4.37%)	1.32%
Class A Shares Return After Taxes on Distributions	(13.21%)	(4.87%)	0.68%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.49%)	(3.83%)	0.93%
Class I Shares	(7.65%)	(3.15%)		3.89%	[1]	Aug. 18, 2003
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
[1]	Class I Shares, commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.